Summary of Significant Accounting Policies (Tables)	6 Months Ended
Dec. 31, 2024
Accounting Policies [Abstract]
Schedule of Foreign Currency Transactions

The following table outlines the currency exchange rates that were used in creating the consolidated financial statements in this report, representing the certified exchange rate published by the People’s Bank of China:

	As of December 31, 2024	As of June 30, 2024
RMB into US$ for balance sheet items, except for equity accounts	7.2993	7.2672
HKD into US$ for balance sheet items, except for equity accounts	7.7677	7.8083

	For the six months ended December 31
	2024	2023
RMB into US$ for items in the consolidated statements of operations and comprehensive income, and cash flows	7.1767	7.2347
HKD into US$ for items in the consolidated statements of operations and comprehensive income, and cash flows	7.7870	7.8189

Schedule of Property, Plant and Equipment, Useful

The Group’s property and equipment are recorded at cost less accumulated depreciation and impairment loss, if any. Depreciation is calculated on the straight-line method after taking into account their respective estimated residual values over the following estimated useful lives:

Leasehold improvement	Shorter of 3 years or lease term
Furniture, fixture and other equipment	2 – 3 years
Electronic equipment	3 years